Fair Value Measurements	3 Months Ended
Mar. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements
6. Fair Value Measurements
The following table summarizes the fair value of our financial assets that were measured on a recurring basis as of December 31, 2017, December 31, 2018 and at March 31, 2019 (unaudited). There have been no transfers between fair value measurement levels during the year ended December 31, 2018 or the three months ended March 31, 2019 (unaudited).

	Fair Value Measurements at December 31, 2017 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

	(in thousands)
Money market funds	$67,100	$—	$—	$67,100

	Fair Value Measurements at December 31, 2018 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

	(in thousands)
Money market funds	$117,100	$—	$—	$117,100

	Fair Value Measurements at March 31, 2019 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

	(in thousands)
	(unaudited)
Money market funds	$277,100	$—	$—	$277,100

As of December 31, 2017, December 31, 2018 and at March 31, 2019 (unaudited), the carrying value of our long-term debt approximates its estimated fair value as the interest rate on the debt agreements is adjusted for changes in the market rates. See Note 9. Debt for additional information regarding our debt.